May 28, 2014

VIA EDGAR

The United States Securities

    and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549-8629

Subject:	Nationwide Variable Account-4
Nationwide Life Insurance Company
SEC File No. 333-135650
CIK No. 0000843075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-4 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 14 to the Registration Statement for the company and the Variable Account which is effective May 27, 2014. The Registration Statement contains multiple prospectuses that describe contracts that are identical with the exception of the underlying investment options, which may vary based on the manner in which such contracts are distributed. (Section I, No. 4 to November 3, 1995 Industry Comment Letter.)

Please contact the undersigned at 614-249-8061 with any questions regarding this filing.

Very truly yours,

Nationwide Life Insurance Company

/s/ M. Andrew Kress

M. Andrew Kress

Senior Counsel

Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial

Legal Counsel to the Nationwide Insurance Companies and their Associated Companies